Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Foreign Currency Translation Adjustments, Tax Benefit (Expense)	$ (1)	$ 2	$ (3)
Unrealized Gain (Loss) on Derivatives, Tax Benefit (Expense)	(1)	2	0
Unrealized Gain (Loss) on Interest Rate Swaps, Tax Benefit (Expense)	(19)	6	0
Unrealized Gain(Loss) on Minimum Pension Liability , Tax Benefit (Expense)	$ (1)	$ 2	$ (2)